Outstanding Loans and Leases - Loans Held-for-Sale (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Loans held-for-sale	$ 7,453	$ 12,836
Proceeds including cash and securities from sales securitizations and paydowns of loans held for sale	41,200	40,100	$ 81,000
Originations and purchases	$ (37,933)	$ (39,358)	$ (65,688)